Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Transactions with Related Parties [Abstract]
Transactions with Related Parties
During the period ended December 31, 2021, and the year ended December 31, 2022, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying combined carve-out financial statements:

	Period ended December 31,	Year ended December 31,
	2021	2022
Management fees-related parties
Management fees – Pavimar (b)	$1,308,600	$977,400
Management fees – Castor Ships (a)	545,250	1,856,100

Included in Voyage expenses
Charter hire commissions – Castor Ships (a)	$372,037	$1,437,276

Included in General and administrative expenses
Administration fees – Castor Ships (a)	$326,642	$624,087

Included in Gain on sale of vessel
Sale & purchase commission – Castor Ships (a)	$—	$131,500

As of December 31, 2021, and December 31, 2022, balances with related parties consisted of the following:

	December 31, 2021	December 31, 2022
Assets:
Due from Pavimar (b) – current	$—	$—
Due from Pavimar (b) – non-current	810,437	—
Due from Castor Ships (a) – current	—	558,327
Due from Castor Ships (a) – non-current	—	1,708,474
Liabilities:
Due to Pavimar (b) – current	$2,319,913	$—
Voyage commissions, management fees and other expenses due to Castor Ships (a)	158,800	—